F1 Financial risk management	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
F1 Financial risk management

Financial risk management

The Company’s financial risk management is governed by a policy approved by the Board of Directors. The Board of Directors is responsible for overseeing the capital structure and financial management of the Company, approving certain matters (such as investments, customer finance commitments and borrowing) and setting limits on the exposure to financial risks.
For the Company, a robust financial position with an investment grade rating, low leverage and ample liquidity is deemed important. This provides financial flexibility and independence to operate and manage variations in working capital needs as well as to invest in business opportunities.
The Company’s overall capital structure should support the financial targets. The capital structure is managed by balancing equity, debt financing and liquidity in such a way that the Company can secure funding of operations at a reasonable cost of capital. Regular borrowings are complemented with committed credit facilities to give additional flexibility to manage unforeseen funding needs. The Company strives to deliver strong free cash flow.
The Company’s capital objectives are:
–	Free cash flow before M&A of 9–12% of net sales
–	Positive net cash position
–	Investment grade rating by Moody’s (Baa3), S&P Global (BBB–) and Fitch Ratings (BBB–).
Capital objectives-related information

	2024	2023
Free cash flow before M&A as % of net sales 1)	16.2%	–0.4%
Positive net cash (SEK billion) 1)	37.8	7.8

Credit rating and outlook

Fitch Ratings	BBB–, stable	BBB–, stable
S&P Global	BBB–, stable	BBB–, developing
Moody’s	Ba1, stable	Ba1, stable

1)	For more information about the measures, see Alternative performance measures and Financial terminology.
In June 2024, S&P changed its outlook from developing to stable, whilst maintaining its rating at BBB–.
The Company has a Treasury and Customer Finance organization with the principal role to ensure that appropriate financing is in place through loans and committed credit facilities, actively manage the Company’s liquidity as well as financial assets and liabilities, and manage and control financial risk exposures in a manner consistent with underlying business risks and financial policies. The Customer Finance function may support with suitable third-party financing solutions for customers to facilitate their purchases from Ericsson. In some cases, and to the extent that customer loans are not provided directly by banks, the Parent Company may provide vendor finance credits to customers directly. The central function also monitors the exposure from outstanding vendor credits and credit commitments.
The Company classifies financial risks as:
–	Foreign exchange risk
–	Interest rate risk
–	Credit risk
–	Liquidity risk
–	Refinancing risk
–	Market price risk in own and other equity instruments.
The Board of Directors has established risk limits for defined exposures to foreign exchange and interest rate risks as well as to political risks in certain countries.
For further information about accounting policies, see note A1 “Material accounting policies.”
Foreign exchange risk
The Company is a global company with sales mainly outside Sweden. Sales and costs incurred are to a large extent denominated in currencies other than SEK and therefore the financial results of the Company are impacted by currency fluctuations. The Company reports the financial statements in SEK.
Movements in exchange rates between currencies that affect these statements will impact the comparability between periods.
Line items, primarily sales, are impacted by translation exposure incurred when converting foreign entities’ financial statements into SEK. Line items and profitability, such as EBIT are impacted by transaction exposure incurred when financial assets and liabilities, primarily trade receivables and trade payables, are initially recognized and subsequently remeasured due to changes in foreign exchange rates.
The table below prese
n
ts the external net sales and cost exposures for the largest currencies which impact profitability. The internal exposures will not impact group profitability if all related transactions occur and are recognized in the profit and loss in the same month. Any effect on profit and loss from internal transactions is a function of timing and FX volatility, therefore impossible to predict.
Currency exposure, SEK billion

Currency	Sales trans- lation	Sales trans- action	Sales net	Cost trans- lation	Cost trans- action	1)	Cost net
USD 2)	93.8	41.7	135.5	–59.0	–41.4		–100.4
EUR	36.6	1.2	37.8	–30.7	–2.0		–32.7
INR	15.1	–0.8	14.3	–8.5	0.1		–8.4
JPY	9.0	–	9.0	–3.0	–		–3.0
GBP	8.8	–1.1	7.7	–7.2	–0.1		–7.3
AUD	5.9	–0.2	5.7	–4.4	0.1		–4.3
CNY	5.0	–	5.0	–3.2	1.0		–2.2
SAR	4.7	0.3	5.0	–3.4	0.1		–3.3

1)	External purchases in foreign currency translated to functional currency.
2)
Sales transaction exposure in 2024 includes volume in the cash flow hedge of USD 2,467 million. Based on the outstanding cash flow hedge volume at year end, the hedged sales volume that will occur in 2025 is USD 2,043 million.

Translation exposure
Translation exposure relates to sales and cost incurred in foreign entities when converted into SEK upon consolidation. These exposures cannot be addressed by hedging.
Transaction exposure
The Company considers the following transaction exposures.
a) Transaction risk impacting net sales and net income
Transaction exposure relates to sales and cost incurred in non-reporting currencies in individual group companies. Foreign exchange risk is as far as possible concentrated in Swedish group companies, primarily Ericsson AB, by selling to foreign subsidiaries in either the functional currency of the customers, EUR or USD. This transaction risk can be hedged, although it is only done for material cash inflows or outflows that are highly certain. The Board of Directors has provided a mandate for the following recurring hedge programs:
i) The Company has identified certain customer contracts where a fluctuation in the
SEK/
USD foreign exchange rate would significantly impact net sales. These contracts are multi-year contracts with highly probable payments at fixed points in time denominated in USD.
ii) Hedge of highly probable forecasted sales and purchases denominated in USD in EAB for the next 7 to 18 months, on a monthly rolling basis.
For both programs, hedge accounting is applied, whereby the Company enters into foreign exchange forward contracts that match the terms of the foreign exchange exposure as closely as possible and designates them as hedging instruments. Hedge ineffectiveness is expected to be minimal but may arise due to differences in timing of the cash flows between the hedged items and the hedging instruments.
b) Transaction exposure in individual balance sheet
According to Company policy, transaction exposure in subsidiaries’ balance sheets (e.g., trade receivables and trade payables that are remeasured due to change in foreign exchange rates) should be fully hedged. Foreign exchange exposures in balance sheet items are hedged through offsetting balances or derivatives. Foreign exchange exposures are managed net, and its effects are presented net within Financial income and expenses. This is not designated as hedge accounting.
Interest rate risk
The Company is exposed to interest rate risk through market value fluctuations in certain balance sheet items and through changes in interest income and expenses.
Sensitivity analysis
The Company uses the Value at Risk (VaR) methodology to measure foreign exchange and interest rate risks managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a one-day time horizon. The daily VaR measurement uses market volatilities and correlations based on historical daily data (one year), with the limitation that historical data does not necessarily reflect future events.
The treasury function operates under two mandates. In the liquidity management activity, it has a mandate to deviate from floating interest on net liquidity and take foreign exchange positions up to an aggregated risk of VaR SEK 45 million given a confidence level of 99% and a one-day horizon. The average VaR calculated for 2024 was SEK 12.4 (15.9) million. No VaR limits were exceeded during 2024.
In the asset-liability management activity, the interest rate risk is managed by matching fixed and floating interest rates in interest-bearing balance sheet items. The policy is that the net sensitivity on a one basis point move on interest-bearing assets matching interest-bearing liabilities, taking derivatives into consideration, is less than SEK 10 million. The average exposure during 2024 was SEK 0.8 (1.5) million per basis point shift.
Sensitivity to interest rate increase of 1 basis point, SEK million

	< 3M	3–12M	1–3Y	3–5Y	>5Y	Total
Interest-bearing assets	–	–1	–1	–4	–1	–7
Interest-bearing liabilities 1)	–	1	2	4	1	8
Derivatives	–	–	–1	–	1	–
Total	–	–	–	–	1	1

1)	Borrowings are included as they are designated FVTPL.
Derivatives
Outstanding derivatives

	Gross amount recognized	Offset	Net amount presented	Related amounts not offset – collaterals	Net
2024

Currency derivatives 1)

Assets	214	–29	185	–92	93
Liabilities	–3,361	29	–3,332	3,237	–95

Interest rate derivatives

Assets	–	–	–	–	–
Liabilities	–5	–	–5	–	–5

2023

Currency derivatives 1)

Assets	1,916	–43	1,873	–1,486	387
Liabilities	–1,837	43	–1,794	873	–921

Interest rate derivatives

Assets	–	–	–	–	–
Liabilities	–22	–	–22	–	–22

1)	Currency derivatives designated as cash flow hedge of SEK 0 (1,617) million are included in Other current receivables and SEK 2,229 (679) million in Other current liabilities.
Cash collaterals paid or received under Credit Support Annex (CSA) to ISDA for cross-currency derivatives are recognized as Interest-bearing securities, current or Borrowings, current, respectively.
The Company holds the following currency derivatives designated as hedging instruments:
Foreign exchange forward contracts

	< 3 months	3–12 months	> 1 year	Total
Notional Amount (USD millions)	961	1,082	1,934	3,977
Average forward rate (SEK/USD)	9.93	10.57	10.19
Hedge ratio is 1:1 and changes in forward rate have been designated as the hedged risk. Hedge effectiveness is assessed periodically to ensure critical terms of hedging instrument matches the hedged item. Forecasted sales and purchases are updated periodically and reviewed to ensure hedged item remains highly probable. Ineffectiveness will arise if critical terms no longer match, or if timing of forecast transactions materially changes. No hedge ineffectiveness was recognized in the income statement in 2024. See note E1 “Equity” for movement in the cash flow hedge reserve.
Credit risk
Credit risk is divided into three categories: credit risk in trade receivables and contract assets, customer finance risk and financial credit risk, see note A1 “Material accounting policies.”
Credit risk in trade receivables and contract assets
Credit risk in trade receivables and contract assets is governed by a policy applicable to all legal entities in the Company. The purpose of the policy is to:

–	Avoid credit losses through establishing internal standard credit approval routines in all the Company’s legal entities.

–	Ensure monitoring and risk mitigation of defaulting accounts, i.e. events of non-payment.

–	Ensure efficient credit management within the Company and thereby improve days sales outstanding and cash flow.

–	Define escalation path and approval process for customer credit limits.
The credit risk of all customers is regularly assessed. Through credit management system functionality, credit checks are performed every time a sales order is generated in the source system. These are based on the credit limit and risk profile set on the customer. Credit blocks appear if credit limit is reached or if past due receivables are higher than permitted levels. Release of a credit block requires authorization.
Letters of credits are used as a method for securing payments from customers operating in emerging markets, in particular in markets with unstable political and/or economic environments. By having banks confirming the letters of credit, the political and commercial credit risk exposures to the Company are mitigated.
Impairment of trade receivables and contract assets
Trade receivables and contract assets are assessed for impairment under a unified model. The Company has determined that credit risk largely depends on both the risk in the country where the customer resides (e.g. ability to make cross border payments) as well as the payment pattern of the customer. Therefore, expected credit losses (ECLs) are calculated using a provision matrix that specifies a fixed rate depending both on the number of days past due and the country risk rating. The country risk ratings depend on the ratings used by all Export Credit Agencies within the OECD. The rates defined in the provision matrix are based on historical loss patterns for that grouping of customers. These rates are adjusted for current conditions as well as management expectations of changes to political risks and payment pat terns in t
he future. The provision rates are higher on high risk countries compared to low risk countries and also higher on amounts that remain unpaid for longer periods of time. The Company has assessed the recent global economic conditions on the expected credit losses model for trade receivables and updated the provision matrix as appropriate.

Exposure of trade receivables and contract assets

	2024	2023

Gross balance	53,902	52,799
Allowance for expected credit losses	–2,827	–2,585
Net balance and carrying value	51,075	50,214
Aging analysis of gross values of trade receivables and contracts assets by risk category

		Days past dues
	Not due	1–90	91–180	181–360	>360	Total
2024

Country risk: Low	33,801	2,914	243	270	261	37,489
Country risk: Medium	9,379	1,025	164	168	659	11,395
Country risk: High	2,684	449	117	133	1,635	5,018
Total	45,864	4,388	524	571	2,555	53,902

2023

Country risk: Low	27,431	2,434	445	137	320	30,767
Country risk: Medium	14,369	826	227	224	605	16,251
Country risk: High	3,364	512	186	197	1,522	5,781
Total	45,164	3,772	858	558	2,447	52,799
The distribution of trade receivables and contract assets closely follows the distribution of the Company’s sales, see note B1 “Segment information.” The 10 largest customers represented 45% (47%) of the total trade receivables and contract assets in 2024.
Movements in allowances for impairment of trade
receivables and contract assets

	2024	2023
Opening balance	2,585	2,492
Balances regarding acquired business	–	–16
Increase in allowance	265	268
Write-offs	–21	–35
Translation difference	–2	–124
Closing balance	2,827	2,585
Total past due more than 360 days has increased, resulting in a higher allowance as a percentage of gross exposure at year end. The Company’s write-offs have historically been low. During the year SEK 21 (35) million were written off due to the Company having no reasonable expectation of collection.
Customer finance credit risk
All commitments to provide customer finance are made only after approval in accordance with the work procedure for the Board of Directors and the established credit approval process.
Prior to the approval of new facilities reported as customer finance, an internal credit risk assessment is conducted in order to assess the credit rating of each transaction for political and commercial risk. The credit risk analysis is made by using an assessment tool, where the political risk rating is similar to the rating used by all Export Credit Agencies within the OECD. The commercial risk is assessed by analyzing a large number of parameters, which may affect the level of the future credit risk exposure. The output from the assessment tool for the credit rating also includes an internal pricing of the risk. This is expressed as a risk margin per annum over the relevant base rate. The reference pricing for political and commercial risks, on which the tool is based, is reviewed using information from OECD Market Pricing Benchmark and/or prevailing pricing in bank loan and bond markets for similar structured financed deals. The objective is that the internally set risk margin shall reflect the assessed risk and that the pricing is as close as possible to the current market pricing. A reassessment of the credit rating for each customer finance facility is made on a regular basis.
Customer finance is arranged for infrastructure projects in different geographical markets.
Gross customer finance exposures by geographical markets

	2024	2023

North America	467	1,839
Europe and Latin America	2,110	2,033
South East Asia, Oceania and India	2,211	3,679
Middle East and Africa	2,328	2,130
Total gross exposure	7,116	9,681

of which its related carrying value	4,522	6,917
Total outstanding number of customer finance arrangements	70	65
Top 5 largest facilities as % of gross exposures	75%	86%
Unutilized customer finance commitments (SEK million)	47,775	37,019
Security arrangements for customer finance facilities may include pledges of equipment or pledges of specific assets belonging to the borrower. If available, third-party risk coverage is arranged. “Third-party risk coverage” means that a financial payment guarantee covering the credit risk has been issued by a bank, an export credit agency or an insurance company. All such institutions have been rated at least investment grade. A credit risk transfer under a sub-participation arrangement with a bank can also be arranged. In this case the entire credit risk and the funding is taken care of by the bank for the part that they cover.
Outstanding customer finance credit risk exposure
1
)

	2024	2023
Fair value of customer finance credits	4,522	6,917
Financial guarantees for third-parties	3	4
Accrued interest	5	7
Maximum exposure to credit risk	4,530	6,928

Less third-party risk coverage	–35	–79
The Company’s risk exposure, less third-party risk coverage	4,495	6,849
1)
This table shows the maximum exposure to credit risk.
Fair value assessment of customer finance credits
Customer finance risk exposures are held at fair value and are classified as Level 3 in the fair value hierarchy. The Credit Asset Management Team within Ericsson Credit AB has an established process with respect to measurement of fair values. The quarterly credit review uses an internal model to determine a commercial rating for each outstanding credit and calculation of its fair value. The model is based on external credit rating, political/country rating and bank pricing. Regular monitoring of customer behavior is also a part of the internal assessment.
Customer finance fair value reconciliation

	2024	2023
Opening balance	6,917	5,370
Additions	20,758	49,583
Disposals/repayments	–23,920	–47,409
Revaluation/amortization of interest 1)	407	–467
Translation difference	360	–160
Closing balance	4,522	6,917

of which non-current	190	1,347
1)
Revaluation gain recognized in Selling and administrative expenses of SEK 6 (loss of 209) million, of which gain of SEK 6 (loss of 209) million relate to credits held at the end of the year.
Due to the continuing 5G buildout, the demand for customer financing arrangements remains high. Most of such financing arrangements have been transferred to banks.
Financial credit risk
Financial instruments carry an element of risk in that counterparts may be unable to fulfill their payment obligations. This exposure arises in the investments in cash, cash equivalents, interest-bearing securities and from derivative positions with positive unrealized results against banks and other counterparties.
The Company mitigates these risks by investing cash primarily in high rated securities such as treasury bills, government bonds, commercial papers, and mortgage-covered bonds (see Liquidity risk section below). Separate credit limits are assigned to each counterpart in order to manage risk concentration. All derivative transactions are covered by ISDA netting agreements to reduce the credit risk. For cross-currency derivatives a Credit Support Annex (CSA) to ISDA is signed selectively to further reduce the credit risk by exchanging collateral weekly against market value. The Company has also moved some derivative exposures to clearing counterparties with daily settlement of margins.
At December 31, 2024, the credit risk in financial cash instruments was equal to the instruments’ carrying value. Credit exposure in derivative instruments was SEK 0.1 (0.4) billion.
Liquidity risk
The Company minimizes the liquidity risk by maintaining a sufficient cash position, centralized cash management, investments in highly liquid interest-bearing securities, and by having sufficient committed credit lines in place to meet potential funding needs. For information about contractual obligations, analyzed by contractual maturity, see note D4 “Contractual obligations.” The short-term commitment on debt in the next 12 months are sufficiently covered by cash and other interest-bearing assets at year end. Ongoing collection from customers are expected to satisfy operational requirements including trade payables and other purchase obligations. Commitments for new customer finance is not expected to have negative short-term effect on collection as majority are sold within a short period.
The Company also has access to supplier payment program whereby extended payment terms up to 180 days are agreed with some suppliers. The Company expects to maintain the current level of supplier balances on these arrangements. The appetite for sale and purchase of invoices by financial institutions may be affected by current market conditions, which potentially affect the Company’s working capital adversely. However, such effect is expected to be gradual as business terms are renegotiated with customers and suppliers on an ongoing basis. Where required, the Company expects short-term borrowing facilities to be drawn down or rolled over to meet liquidity needs.
Cash, cash equivalents and interest bearing securities

	Rating or equi- valent	< 3 M	3–12 M	1–5 Y	>5 Y	Total
2024

Bank deposits		40,749	389	–	–	41,138
Other financial institutions		1,437	–	–	–	1,437

Type of issuer:

Governments	AA/AAA	4,639	995	3,175	603	9,412
Corporates	A2/P2	2,672	198	–	–	2,870
Mortgage institutes	AAA	–	5,353	14,878	783	21,014
		49,497	6,935	18,053	1,386	75,871

2023

Bank deposits		33,298	181	–	–	33,479
Other financial institutions		548	–	–	–	548

Type of issuer:

Governments	AA/AAA	789	490	1,254	–	2,533
Corporates	A2/P2	1,510	296	–	–	1,806
Mortgage institutes	AAA	1,995	5,668	8,676	–	16,339
		38,140	6,635	9,930	–	54,705
Refinancing risk
Refinancing risk is the risk that the Company is unable to refinance outstanding debt on
 reasonable terms and conditions, or at all, at a given point in time. The Company mitigates the risk by having diversified funding sources through a mix of bonds, bilateral loans, and private placements, with a spread of debt maturing over time. The funding strategy is flexible to enable pre-financing before loan maturities and funding in various currencies. In addition to the long-term funding programs, the Company has a commercial paper program and a committed liquidity revolving credit facility for short-term liquidity purposes. All unused committed revolving credit facilities can be used to mitigate the refinancing risks when liabilities fall due.
The average maturity of Parent Company borrowings was 3.6 years (3.2 years) at December 31, 2024.
Funding programs
1
)

	Amount	Utilized	Unutilized
Euro Medium Term Note program
(USD million)	5,000	2,178	2,822
Commercial Paper Program (SEK million)	10,000	1,615	8,385

1)	There are no financial covenants related to these programs.
In January 2024, the Company signed a loan agreement with European Investment Bank for USD 184 million. In July 2024, the Company signed a loan agreement with Nordic Investment Bank for USD 108 million.
Committed credit facilities

	Amount	Utilized	Unutilized
Multi-currency revolving credit facility (USD million) 1)	2,000	–	2,000
Liquidity revolving credit facility
(USD million) 2)	1,000	–	1,000

1)	The facility does not have interest rates linked to credit rating or financial covenants but is linked to two of Ericsson’s sustainability KPIs. The facility matures in September 2028.
2)	The facility matures in May 2026.
Fair valuation of the Company’s financial instruments
The Company’s financial instruments accounted for at fair value generally meet the requirements of level 1 valuation as they are based on quoted prices in active markets for identical assets. For some of the Company’s financial assets and liabilities, especially derivatives, quoted prices are not readily available and fair values are calculated using market inputs such as interest rate quotes and currency rates.
For financial liabilities designated at fair value to profit and loss, the carrying amount reflects the effect in own credit spreads either in quoted prices or quoted Credit Default Swap (CDS) for Investment Grade companies.
Valuation hierarchy
– Quoted market prices – level 1
Assets and liabilities are classified as level 1 if their value is observable in an active market. Such instruments are valued by reference to unadjusted quoted prices for identical assets or liabilities in active markets where the quoted price is readily available, and the price represents actual and regularly occurring market transactions.
– Valuation technique using observable inputs – level 2
Assets and liabilities classified as level 2 have been valued using models whose inputs are observable either directly or indirectly. Valuations based on observable inputs include cash equivalents (e.g. discounted papers, term deposits) and interest rate derivatives
w
hich are valued using interest rate yield curves. Other market observable inputs include credit spreads and FX forward rates. Inputs for base interest rates are quoted fixing rates, interest rates swaps and IBOR rates.
FX derivatives are valued by using observable forward rates, discounted using base interest rate curve. Valuation of foreign exchange options are made using the Black-Scholes formula. The value of credit risks in derivative contracts are monitored regularly. Derivative credit and debit valuations adjustments are calculated based on outstanding market values and default probabilities from the CDS market, and if effect on valuation is material, are included in the fair value of the derivatives.
– Valuation technique using significant unobservable inputs – level 3
Assets and liabilities are classified as level 3 if their valuation incorporates significant inputs that are not based on observable market data (unobservable inputs). Apart from trade receivables and customer finance receivables, this valuation technique mainly applies to investment in shares and other participations whereby valuation input is considered observable if it can be directly observed from transactions in an active market, or if there is compelling external evidence demonstrating an executable exit price. Using a market approach to valuation, unobservable inputs are generally determined via reference to observable inputs, historical observations or other analytical techniques.

Reconciliation of Level 3 fair value of other financial assets

Investment in shares and participations
Opening balance	2,002
Additions	207
Disposals	–63
Gains or losses 1)	–275
Translation differences	–4
Closing balance	1,867

1)	Table shows net gains or losses recognized in Other operating income or expenses, of which SEK 246 million unrealized loss relate to Level 3 assets held at the end of the year.
Financial instruments carried at amortized cost
Financial instruments, such as some cash equivalents, interest-bearing securities, borrowings and payables, are carried at amortized cost which is deemed to be equal to fair value. When a market price is not readily available and there is insignificant interest rate exposure and credit spreads affecting the value, the carrying value is considered to represent a reasonable estimate of fair value.

Financial instruments

	2024					2023

	Amortized cost	Fair value	Fair value hierarchy level			Amortized cost	Fair value	Fair value hierarchy level
SEK billion			Level 1	Level 2	Level 3			Level 1	Level 2	Level 3
Assets at fair value through profit or loss

Customer finance	–	4.5	–	–	4.5	–	6.9	–	–	6.9

Interest-bearing securities	–	31.7	30.4	1.3	–	–	19.1	18.6	0.5	–

Cash equivalents 1)	–	24.3	0.3	24.0	–	–	17.5	0.8	16.7	–

Other financial assets	–	2.7	0.8	–	1.9	–	2.1	0.1	–	2.0

Other current assets	–	0.2	–	0.2	–	–	1.9	–	1.9	–

Assets at fair value through OCI

Trade receivable	–	44.2	–	–	44.2	–	42.2	–	–	42.2

Assets at amortized cost

Interest-bearing securities	0.3	–	–	–	–	0.4	–	–	–	–

Other financial assets	0.3	–	–	–	–	0.6	–	–	–	–

Financial assets	0.6	107.6				1.0	89.7

Financial liabilities at designated FVTPL

Parent Company borrowings	–	–35.7	–19.7	–16.0	–	–	–38.0	–23.7	–14.3	–

Financial liabilities at FVTPL

Other current liabilities	–	–3.3	–	–3.3	–	–	–1.8	–	–1.8	–

Liabilities at amortized cost

Trade payables	–30.2	–	–	–	–	–27.8	–	–	–	–

Borrowings	–2.3	–	–	–	–	–8.9	–	–	–	–

Financial liabilities	–32.5	–39.0				–36.7	–39.8

1)	Total Cash and cash equivalent is SEK 43.9 (35.2) billion, of which SEK 24.3 (17.5) billion relating to Cash equivalents are presented in the table above.

Market price risk in own shares and other listed equity investments
The Company is exposed to fluctuations in its own share price through share-based compensation for employees and the Board of Directors. Some of the plans are share-settled and some are cash-settled as further disclosed in note A1 “Material accounting policies”, note G2 “Information regarding members of the Board of Directors and Group management” and note G3 “Share-based compensation.”
Share-based plans for employees
The obligation to deliver shares under the Long-Term Variable compensation programs (LTV) for the Executive Team is covered by holding Ericsson Class B shares as treasury stock. The cash flow exposure is managed through the holding of Ericsson Class B shares as treasury stock shall be sold to generate funds, which also cover social security payments, when shares are delivered to participants at the end of their service period.
Cash-settled plans to employees and the Board of Directors
In the case of synthetic share programs (a cash-settled program as defined in IFRS 2) to Board members and cash-settled plans to employees, the Company is exposed to risks in relation to own share price, both with regard to compensation expenses and social security charges. The obligations to pay compensation amounts under the synthetic share-based compensations to the Board of Directors and employees are covered by a provision in the balance sheet. For further information about LTV, the cash- settled plans to employees and the synthetic share-based compensations to the Board of Directors, see note G2 “Information regarding members of the Board of Directors and Group management” and note G3 “Share-based compensation.”